Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Fair Value Accounting Hierarchy

Set out below is a comparison of the carrying amounts and fair values of financial instruments of the Group as of December 31, 2025 and 2024, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2025 and 2024, respectively.

	Carrying amount		Fair value		Fair value hierarchy
	2025	2024	2025	2024	2025/2024
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	53,571	72,723	53,571	72,723	Level 1
Trade and other receivables	175,124	174,392	175,124	174,392	Level 2
Financial investments designated at fair value through other comprehensive income	163	239	163	239	Level 3
Total financial assets	228,858	247,354	228,858	247,354

Financial liabilities
Trade and other payables	283,907	242,051	283,907	242,051	Level 2
Senior notes	569,414	569,303	541,619	541,508	Level 1
Fixed rate notes and loans	842,741	923,888	834,838	916,415	Level 2
Total financial liabilities	1,696,062	1,735,242	1,660,364	1,699,974